7 NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest rate	5.00%	10.00%
Related party notes and accrued interest	$ 680,000	$ 609,000